Equity Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Compensation Plans

15. Equity Compensation Plans

Effect of the Merger

In connection with the 2011 Transactions, the Company’s outstanding stock options, EBS Master units (“EBS Units”) and restricted stock units under various equity compensation programs became fully vested immediately prior to the closing of the Merger in accordance with the award agreements and were settled in cash, canceled or, for certain members of senior management, exchanged for new options of Parent common stock (the “Rollover Options”). Except for the Rollover Options, each option holder received an amount in cash, without interest and less applicable withholding taxes, equal to $19.00 less the exercise price of each option. Additionally, each EBS Unit and restricted stock unit holder received $19.00 in cash, without interest and less applicable withholding taxes.

The exercise price of the Rollover Options and the number of shares of Parent common stock underlying the Rollover Options were adjusted as a result of the Merger. Additionally, the Rollover Options provide each of the holders a right, exercisable within 61 days and 180 days following the Merger, to require the Company to repurchase shares issued upon exercise of the Rollover Options at their initial fair value. As the repurchase rights are within the control of the option holder, the Company has included the fair value ($4,125) of these Rollover Options in accrued expenses in the accompanying consolidated balance sheet at December 31, 2011.

EBS LLC Equity Plans Prior to IPO

Prior to the IPO, certain employees and directors of the Company participated in one of two equity compensation plans — the Amended and Restated EBS Executive Equity Incentive Plan (the “EBS Equity Plan”) and the Amended and Restated EBS Incentive Plan (the “EBS Phantom Plan”). In connection with the IPO, outstanding awards under the EBS Phantom Plan were converted into awards under the 2009 Equity Incentive Plan adopted by the Company’s stockholders in July 2009 (the “2009 Plan”) and outstanding awards under the EBS Equity Plan were converted into EBS Units that were governed by individual agreements with certain directors and members of executive management (“Management Awards”), as well as awards under the 2009 Plan.

EBS Equity Plan

The EBS Equity Plan consisted of a class of non-voting EBS Master equity units called Grant Units. The Grant Units represented profits interests in EBS Master. The Grant Units appreciated with increases in value of EBS Master. All Grant Units were issued by a separate legal entity, EBS Executive Incentive Plan LLC, which was created for this sole purpose and held no other assets. The Grant Units generally vested ratably over a four or five year period. For all awards granted prior to May 26, 2009, EBS Master had the right, but not the obligation, to repurchase any employee’s vested units on termination of employment. If EBS Master exercised this repurchase right, the employee would receive a cash payment based on a formula specified in the EBS Equity Plan.

Awards under the EBS Equity Plan were historically accounted for as liabilities due to certain repurchase features and were recorded at fair value at the end of each reporting period in accordance with the vesting schedule. On June 26, 2009, the Company modified the terms of each of the awards to remove the Company’s ability to repurchase the Grant Units within six months of vesting and to require that any repurchases following this six-month period be at fair value. As a result of this modification, the Company reclassified all of the Grant Units from liability awards to equity awards. Because the modified terms had no impact on the fair value of the Grant Units and the awards were previously classified as liabilities, compensation expense was measured based on the fair value of the Grant Units at the date of modification. Based on this fair value of the Grant Units, the Company recognized equity compensation of $4,614 at that date which reduced net income for the year ended December 31, 2009. No incremental compensation expense was recognized specifically as a result of the modification.

In connection with the IPO, the Grant Units converted into (i) vested and unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights), (ii) options to purchase shares of Class A common stock that vested over three years, and (iii) options to purchase shares of Class A common stock that vested over four years. The options were granted with an exercise price equal to the IPO price. The Company accounted for this conversion as a modification of the original Grant Unit awards and recognized $1,784 of incremental measured compensation.

Under the EBS Equity Plan, EBS Master issued 850,000 Grant Units to the Company’s executive chairman that were earned and vested based on both continued employment (ratably over four years) and the attainment of certain financial performance targets with respect to each of the Company’s fiscal years ending December 31, 2011 and 2012. Under the terms of the award, the number of Grant Units that were earned and vested varied based on which, if any, of six specified financial performance targets were satisfied for each of the Company’s fiscal years ending December 31, 2011 and 2012. A maximum of 425,000 Grant Units could have been earned and vested for each of the 2011 and 2012 financial performance targets. In the event the minimum financial performance target for either of 2011 or 2012 years were not achieved, none of the Grant Units would be earned or vest related to that year.

In connection with the IPO, the Grant Units with performance conditions converted into (i) 206,578 unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights) and (ii) 643,422 options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Grant Unit award.

EBS Phantom Plan

The EBS Phantom Plan was designed to allow individual employees to participate economically in the future growth and value creation of EBS LLC. Each participant received a specified number of units in the EBS Phantom Plan called Phantom Units. These Phantom Units appreciated with increases in value of EBS Master above amounts specified in the respective employee’s grant agreements. These Phantom Units did not give employees an ownership interest and had no voting rights.

The Phantom Units generally vested ratably over a four or five year vesting period following the date of grant. Upon a realization event, as defined in the EBS Phantom Plan, the holders of these Phantom Units would receive consideration based on the product of the number of Phantom Units earned at the time of the realization event and a formula as defined in the EBS Phantom Plan. EBS Master had the right, but not the obligation, to repurchase any employee’s vested Phantom Units on termination of employment. If EBS Master exercised this repurchase right, the employee received a cash payment as defined in the EBS Phantom Plan. The Company accounted for these awards as liabilities due to the existence of these repurchase features. As a result, compensation expense was remeasured at the end of each reporting period.

In connection with the IPO, the Phantom Units converted, depending on vesting status, into (i) shares of Class A common stock, (ii) restricted Class A common stock units and (iii) options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Phantom Unit awards. In connection with this modification, the Company calculated the final measurement of the liability at the IPO date and recognized a change in estimate for the proportion of the Phantom Units for which the requisite service had been rendered as of the IPO date. This change in estimate resulted in an increase to stock compensation expense of $9,209 for the year ended December 31, 2009.

2009 Plan and Management Awards Subsequent to IPO

The Company reserved 17,300,000 shares of Class A common stock for issuance to employees, directors and consultants under the 2009 Plan. The equity granted in connection with the IPO pursuant to the 2009 Plan and Management Awards replaced outstanding awards under the EBS Equity Plan and EBS Phantom Plan. As these awards were issued in connection with the conversion of the Grant Units and Phantom Units, the fair value was derived from the allocation of the remaining compensation expense previously associated with the Grant Units and Phantom Units to the respective share based payments received (i.e., EBS Units, restricted stock units, shares of Class A common stock and stock options) on a relative fair value basis.

In addition to the awards issued in connection with the conversion of the Grant Units and Phantom Units, the Company issued restricted stock units and stock options of the Company, some of which contained performance conditions as described below.

EBS Units and Restricted Class A common stock units

The fair value of EBS Units and restricted stock units was determined based on the closing trading price of the Class A common stock on the grant date. Upon vesting, the EBS Units, together with the corresponding shares of Class B common stock, were exchangeable for Class A common stock on a one-for-one basis. Upon vesting, restricted stock units converted into Class A common stock.

In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011. The weighted average grant date fair value of restricted Class A common stock units issued during the year ended December 31, 2011 was $15.39. The total fair value of the EBS Units and restricted Class A common stock units vested during the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009 was $0, $16,649, $9,383 and $7,412, respectively.

Options to Purchase Shares of Class A common stock

Options to purchase shares of Class A common stock were granted under the 2009 Plan both in connection with the conversion of the Grant Units and Phantom Units and as new awards to certain employees and directors of the Company. Option awards were generally granted with a term of ten years, an exercise price equal to the market price of the Class A common stock on the date of grant, and with vesting periods of three to four years. The fair value of the options issued in connection with the conversion of the Grant Units and Phantom Units was derived by the allocation of the remaining compensation expense associated with the Grant Units and Phantom Units to the converted awards on a relative fair value basis. The Company calculated the fair value of the new options granted under the 2009 Plan using the Black-Scholes option pricing model.

In connection with the vesting of all outstanding options immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Performance Awards

The Company issued unvested EBS Units, options to purchase Class A common stock and restricted Class A common stock units that contain performance conditions.

Executive Chairman: With respect to performance awards issued to the Company’s executive chairman in connection with the conversion of the Grant Units, the Company issued 206,578 unvested EBS Units and options to purchase 643,422 shares of Class A common stock that vested over three years. The replacement awards issued were subject to the same financial target performance conditions as the Grant Units. The unvested EBS Units and options were earned and vested based upon continued employment and the attainment of certain financial performance objectives. The fair value of these awards was derived consistent with other converted awards by the allocation of the remaining compensation expense of the Grant Units with performance conditions based on relative fair value of the share based payments issued. The fair value of these unvested EBS Units that were subject to performance conditions issued in connection with the conversion was $11.01 per unit.

The fair value of options granted in connection with the conversion of Grant Units that were subject to performance conditions was $5.26 per option. In connection with the Merger, 40% of performance based EBS Units and options were earned and vested and the remaining 60% were cancelled. The Company recorded $1,631 of compensation expense related to the accelerated vesting of these awards, which is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Other Management: During 2010, the Company issued 150,000 restricted Class A common stock units, one half of which were scheduled to vest after three years and one half of which were scheduled to vest after four years, with vesting accelerated if certain financial performance targets were achieved, to certain members of management who joined the Company following the CEA acquisition. The grant date fair value of these restricted Class A common stock units was $12.15. In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Activity Summary

A summary of the status of unvested EBS Units issued pursuant to the Management Awards and restricted Class A common stock units issued under the 2009 Plan as of December 31, 2010, and changes during the period from January 1, 2011 to November 1, 2011, is presented below:

	EBS Units	EBS Units with Performance Conditions	Restricted Class A common stock Units	Restricted Class A common stock Units with Performance Conditions
Unvested at December 31, 2010	619,307	206,578	564,543	150,000
Granted	—	—	288,515	45,000
Canceled	—	(123,947)	(18,183)	—
Vested	(619,307)	(82,631)	(834,875)	(195,000)

Unvested at November 1, 2011	—	—	—	—

A summary of option activity under the 2009 Plan for the periods from January 1, 2011 to November 1, 2011 and November 2, 2011 to December 31, 2011 are presented below:

	Options		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value

	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options
Outstanding at January 1, 2011 (Predecessor)	6,367,124	643,422	$15.39	$15.50	8.8	8.6	$—	$—
Granted	1,486,800	—	15.36
Exercised	(6,617,837)	(257,369)	15.37	15.50
Expired	(11,258)	—	16.28
Forfeited	(87,691)	(386,053)	15.73	15.50
Rollover Options	(1,137,138)	—	15.43

Outstanding at November 1, 2011 (Predecessor)	—	—	$—	$—	—	—	$—	$—

Rollover Options issued	5,410	—	$250.00	$—	9.8	—	$4,058	$—
Outstanding and Exercisable at December 31, 2011 (Successor)	5,410	—	$250.00	$—	9.8	—	$4,058	$—

Black-Scholes Option Pricing Model Assumptions

The following table summarizes the weighted average fair values of awards valued using the Black-Scholes option pricing model and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively:

	Rollover Options	Options			EBS Equity Plan Grant Units	EBS Equity Plan Grant Units with Performance Conditions
	Successor	Predecessor			Predecessor
	Period from November 2, 2011 to December 31, 2011	Period from January 1, 2011 to November 1, 2011	Year Ended December 31,		Year Ended December 31,
			2010	2009	2009	2009
Weighted average fair value	$762.51	$6.66	$6.95	$7.54	$8.51	$6.66
Expected dividend yield	—	—	—	—	—	—
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5.0	6.3	6.3	6.3	5.6	6.4

Expected dividend yield — The Company is subject to limitations on the payment of dividends under its credit facilities as further discussed in Note 9 to the consolidated financial statements. An increase in the dividend yield will decrease compensation expense.

Expected volatility — This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. For periods prior to the IPO, the expected volatility was estimated based on the median historical volatility of a group of guideline companies. Following the IPO, the expected volatility was based upon a weighted average of the Company’s historical volatility following the IPO and the median historical volatility of a group of guideline companies (weighted based upon proportion of the expected term represented by the Company’s historical volatility and the volatility of the guideline companies, respectively). An increase in the expected volatility will increase compensation expense.

Risk-free interest rate — This is the U.S. Treasury rate for the week of the grant having a term approximating the expected life of the award. An increase in the risk-free interest rate will increase compensation expense.

Expected term — This is the period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between the vesting date and the contractual term. An increase in the expected term will increase compensation expense.

Employee Stock Purchase Plan

The Emdeon Inc. Employee Stock Purchase Plan (“ESPP”) became effective on July 1, 2010. Under the ESPP, the Company was authorized to issue up to 8,900,000 shares of Class A common stock to qualifying employees. Eligible employees had the ability to direct the Company, during each six month option period, to withhold between 1% and 10% of their base pay, the proceeds from which were used to purchase shares of Class A common stock at a price equal to the lesser of 85% of the closing market price on the exercise date or the grant date. For accounting purposes, the ESPP was considered a compensatory plan such that the Company recognized equity compensation expense based on the fair value of the options held by the employees to purchase the Company’s shares. In connection with the 2011 Transactions, a final settlement of the ESPP was administered, employee contributions were used to purchase shares of Class A common stock and the ESPP was terminated.

Summary of Equity Compensation Expense

For the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, the Company recognized expense of $0, $54,932, $17,722 and $25,415, and an income tax benefit of $0, $15,216, $4,787 and $4,992, respectively, in the aggregate related to its equity compensation plans.